Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	¥ 97,786		¥ 5,617
Leasehold improvements	32,913		34,653
Others	13,700		13,594
Gross carrying amount, total	416,091		257,946
Less: accumulated depreciation	(215,198)		(178,335)
Property and equipment, net	200,893	$ 29,127	79,611
Servers Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross carrying amount, total	¥ 271,692		¥ 204,082